Cover	Aug. 26, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on August 30, 2024 (the “Original Filing”) is being filed solely to correct the effective date of the resignation of Edward Cong Wang from the Company’s Board of Directors.
Document Period End Date	Aug. 26, 2024
Entity File Number	001-41340
Entity Registrant Name	KLOTHO NEUROSCIENCES, INC.
Entity Central Index Key	0001907223
Entity Tax Identification Number	86-2727441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13576 Walnut Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68144
City Area Code	833
Local Phone Number	931-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KLTO
Security Exchange Name	NASDAQ
Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	KLTOW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1115 Broadway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Entity Information, Former Legal or Registered Name	ANEW Medical, Inc.